LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Current Assets:
Other financial assets	$ 74,259,085	$ 80,180,880
Other non-financial assets	47,394,345	35,246,823
Trade and other receivables	2,395,851	3,527,732
Accounts receivable from related parties	156,492	147,682
Investments accounted for under the equity method	86,809,069	77,197,781	$ 54,190,546	$ 66,050,213
Intangible assets other than goodwill	663,272,878	680,996,062	665,666,655
Goodwill	93,598,217	102,919,505	95,835,936	116,924,199
Property, plant and equipment	659,750,499	666,150,885	640,529,872	$ 713,075,285
Deferred income tax assets	3,212,981
Total Non-Current Assets	1,630,849,417	1,646,367,350	$ 1,661,951,168
Dollar
Non-Current Assets:
Intangible assets other than goodwill	3,959,421
Property, plant and equipment	190,365	1,038,400
Total Non-Current Assets	4,149,786	1,038,400
Euros
Non-Current Assets:
Property, plant and equipment	5,362,096	5,787,857
Total Non-Current Assets	5,362,096	5,787,857
Unidad de fomento
Non-Current Assets:
Other non-financial assets		269,333
Trade and other receivables	2,335,322	3,436,831
Total Non-Current Assets	2,335,322	3,706,164
Chilean Peso
Non-Current Assets:
Other financial assets	2,212,688	16,697,871
Other non-financial assets	395,857	188,472
Trade and other receivables		7,021
Accounts receivable from related parties	156,492	147,682
Investments accounted for under the equity method	33,789,538	23,854,602
Intangible assets other than goodwill	307,165,028	306,067,525
Goodwill	9,523,767	9,523,767
Property, plant and equipment	271,391,436	277,939,125
Total Non-Current Assets	624,634,806	634,426,065
Brazilian Real
Non-Current Assets:
Other financial assets	63,531,839	63,483,009
Other non-financial assets	45,334,405	32,660,854
Investments accounted for under the equity method	53,019,531	53,343,179
Intangible assets other than goodwill	188,401,129	208,399,580
Goodwill	72,488,336	80,125,090
Property, plant and equipment	240,781,729	221,111,732
Total Non-Current Assets	663,556,969	659,123,444
Argentine Peso
Non-Current Assets:
Other financial assets	8,514,558
Other non-financial assets	1,626,255	2,079,079
Trade and other receivables	2,193	5,425
Intangible assets other than goodwill	922,226	1,233,441
Goodwill	4,672,971	5,972,515
Property, plant and equipment	77,580,966	89,379,062
Deferred income tax assets	3,212,981
Total Non-Current Assets	96,532,150	98,669,522
Paraguayan Guaran
Non-Current Assets:
Other non-financial assets	37,828	49,085
Trade and other receivables	58,336	78,455
Intangible assets other than goodwill	162,825,074	165,295,516
Goodwill	6,913,143	7,298,133
Property, plant and equipment	64,443,907	70,894,709
Total Non-Current Assets	$ 234,278,288	$ 243,615,898